Financial and Non-Financial Assets and Liabilities by Currency (Details) - Schedule of Financial and Non-Financial Assets and Liabilities by Currency - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Financial assets		$ 53,498,729	$ 53,224,125
Non-Financial assets		2,219,312	1,884,729
Total Assets		55,718,041	55,108,854
Liabilities
Financial liabilities		48,283,435	48,289,881
Non-Financial liabilities		1,352,661	1,387,536
Total Liabilities		49,636,096	49,677,417
Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	5,215,294	4,934,244
CLP [Member]
Assets
Financial assets		26,261,745	27,012,865
Non-Financial assets		1,829,555	1,535,470
Total Assets		28,091,300	28,548,335
Liabilities
Financial liabilities		29,850,279	29,120,073
Non-Financial liabilities		1,266,125	1,262,132
Total Liabilities		31,116,404	30,382,205
CLP [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(3,588,534)	(2,107,208)
CLF [Member]
Assets
Financial assets		21,221,806	19,647,323
Non-Financial assets		30,487	25,186
Total Assets		21,252,293	19,672,509
Liabilities
Financial liabilities		10,782,723	10,769,265
Non-Financial liabilities		1,538	347
Total Liabilities		10,784,261	10,769,612
CLF [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	10,439,083	8,878,058
FX Indexation [Member]
Assets
Financial assets		145,584	118,265
Non-Financial assets		13,710	4,625
Total Assets		159,294	122,890
Liabilities
Financial liabilities		278	233
Non-Financial liabilities		721	355
Total Liabilities		999	588
FX Indexation [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	145,306	118,032
USD [Member]
Assets
Financial assets		5,592,918	6,163,957
Non-Financial assets		344,211	318,509
Total Assets		5,937,129	6,482,466
Liabilities
Financial liabilities		6,191,536	6,826,028
Non-Financial liabilities		80,322	122,150
Total Liabilities		6,271,858	6,948,178
USD [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(598,618)	(662,071)
GBP [Member]
Assets
Financial assets		42,300	40,693
Non-Financial assets		23	23
Total Assets		42,323	40,716
Liabilities
Financial liabilities		9,951	23,466
Non-Financial liabilities		47	28
Total Liabilities		9,998	23,494
GBP [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	32,349	17,227
EUR [Member]
Assets
Financial assets		176,380	191,526
Non-Financial assets		1,287	911
Total Assets		177,667	192,437
Liabilities
Financial liabilities		195,818	237,470
Non-Financial liabilities		3,811	2,106
Total Liabilities		199,629	239,576
EUR [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(19,438)	(45,944)
CHF [Member]
Assets
Financial assets		3,988	2,646
Non-Financial assets		1
Total Assets		3,989	2,646
Liabilities
Financial liabilities		291,397	364,359
Non-Financial liabilities		6	56
Total Liabilities		291,403	364,415
CHF [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(287,409)	(361,713)
JPY [Member]
Assets
Financial assets		18,085	13,243
Non-Financial assets
Total Assets		18,085	13,243
Liabilities
Financial liabilities		226,389	194,286
Non-Financial liabilities		12	37
Total Liabilities		226,401	194,323
JPY [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(208,304)	(181,043)
CNY [Member]
Assets
Financial assets		16,225	14,491
Non-Financial assets
Total Assets		16,225	14,491
Liabilities
Financial liabilities		5,716	3,485
Non-Financial liabilities		5	117
Total Liabilities		5,721	3,602
CNY [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	10,509	11,006
Others [Member]
Assets
Financial assets		19,698	19,116
Non-Financial assets		38	5
Total Assets		19,736	19,121
Liabilities
Financial liabilities		729,348	751,216
Non-Financial liabilities		74	208
Total Liabilities		729,422	751,424
Others [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	$ (709,650)	$ (732,100)

[1]	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.